Subsequent event	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 11: Subsequent events

On October 9, 2012, the Company entered into Securities Purchase Agreements (the “Agreements”) with nine individuals (the “Investors”) pursuant to which the Company issued an aggregate of 3,765,000 shares of Common Stock, Warrants for the purchase of an additional 4,141,500 shares of Common Stock at an exercise price of $0.15 per share and Warrants for the purchase of an additional 376,500 shares of Common Stock at an exercise price of $0.10 per share. The aggregate purchase price for the Shares and Warrants was $376,500, and the Company received proceeds of $331,196, net of issuance costs. The Common Stock and Warrants were issued on terms similar to the Company’s financing transactions on July 11, 2012 and August 9, 2012 as discussed in Note 7.

On October 4, 2012, the Company entered into a Loan Agreement (the “Loan Agreement”) with C13 Thermo LLC (the “Lender”) pursuant to which the Lender established a credit facility allowing the Company to borrow up to $700,000 (the “Credit Facility”) to finance the fabrication and testing of an Ammonia Reduction Process system utilizing the Company’s proprietary technology (the “Project”). The Company issued to the Lender a promissory note in the principal amount of $700,000 (the “Note”).

Amounts borrowed under the Credit Facility will not bear interest (except in the case of an event of default, in which case all amounts borrowed, together with all fees, expenses and other amounts due, shall bear interest at the default rate of 8% per annum). Upon maturity of the Note, the Company will be charged a commitment fee equal to 10% of the aggregate principal amount borrowed under the Credit Facility. The Credit Facility expires, and all amounts due under the Note, together with all commitment fees incurred under the Loan Agreement, will become due and payable, on the earlier of (i) March 4, 2013 or (ii) the date on which the Company first draws against an irrevocable documentary letter of credit that has been issued for the Company’s benefit in connection with the Project. The Company may repay the Note in whole or in part at any time without premium or penalty.

See Note 3 for a discussion of the termination of the Company’s contract with NYCDEP.

Note 13:  Subsequent events

On January 10, 2012, the Company entered into additional Warrant Amendment Agreements (the “Agreements”) with 6 individuals who acquired warrants from five funds affiliated with Security Investors, LLC for the purchase of an aggregate of 5,633,344 shares of the Company’s Common Stock. Pursuant to the Agreements, the Company amended the Warrants to change the exercise prices from $0.30 per share to $0.095 per share, and the Investors agreed to exercise all of the Warrants immediately for cash. The Company received proceeds totaling $498,000, net of issuance costs, from the exercise of the Warrants.

On March 2, 2012, the Company entered into a Dissolution Agreement with Babcock Power, Inc. to terminate the Limited Liability Company Agreement dated February 25, 2009 of Babcock-Thermo Clean Combustion, LLC and dissolve BTCC, the joint venture which the Company and Babcock had organized for the purpose of developing and commercializing the Company’s pressurized oxycombustion technology. Pursuant to the LLC Agreement, and as confirmed by the Dissolution Agreement, the exclusive license of the Company’s pressurized oxycombustion technology to BTCC has been terminated. The parties remain bound by the Master Non-Disclosure Agreement (the “Master Non-Disclosure Agreement”) entered into in connection with the organization of BTCC, which imposes on all parties continuing confidentiality obligations. The BTCC Board of Managers is supervising the wind down and dissolution process.

On March 8, 2012 the Company announced the formation of Unity Power Alliance (“UPA”). UPA was formed to work with partners and stakeholders to develop and commercialize its pressurized oxycombustion technology, and will seek the involvement of other major firms and organizations with an interest in promoting the technology.